Submission	Jan. 28, 2026
Submission [Line Items]
Central Index Key	0002013100
Registrant Name	Vistek Limited
Registration File Number	333-284559
Form Type	F-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A